UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $57,497 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      168    74938 SH       74938                       0        0    74938
BRISTOL MYERS SQUIBB CO        COM              110122108     3931   157630 SH       157630                      0        0   157630
BUNGE LIMITED                  COM              G16962105     1526    31000 SH       31000                    2000        0    29000
CALPINE CORP                   COM NEW          131347304     2075   163100 SH       163100                      0        0   163100
CONOCOPHILLIPS                 COM              20825C104      245     5000 SH       5000                        0        0     5000
CROSS TIMBERS RTY TR           TR UNIT          22757R109      673    19365 SH       19365                       0        0    19365
DELL INC                       COM              24702R101     1386   114900 SH       114900                      0        0   114900
DEVON ENERGY CORP NEW          COM              25179M103      495     8128 SH       8128                        0        0     8128
DNP SELECT INCOME FD           COM              23325P104      107    11910 SH       11910                       0        0    11910
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3418   263096 SH       263096                  15000        0   248096
FIFTH THIRD BANCORP            COM              316773100      217    17660 SH       17660                       0        0    17660
GENERAL DYNAMICS CORP          COM              369550108     1154    19700 SH       19700                       0        0    19700
GENERAL ELECTRIC CO            COM              369604103      586    40665 SH       40665                       0        0    40665
GERON CORP                     COM              374163103     2352   468517 SH       468517                  50000        0   418517
HANCOCK JOHN PATRIOT PREM II   COM SH BEN INT   41013T105      593    58100 SH       58100                       0        0    58100
HEALTHCARE RLTY TR             COM              421946104      989    45033 SH       45033                       0        0    45033
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1904   100300 SH       100300                      0        0   100300
INTEL CORP                     COM              458140100     2566   131927 SH       131927                      0        0   131927
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       88    10500 SH       10500                       0        0    10500
JPMORGAN CHASE & CO            COM              46625H100      248     6764 SH       6764                        0        0     6764
LEUCADIA NATL CORP             COM              527288104     1670    85575 SH       85575                       0        0    85575
M D C HLDGS INC                COM              552676108      369    13700 SH       13700                       0        0    13700
MACK CALI RLTY CORP            COM              554489104      246     8267 SH       8267                        0        0     8267
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1202   263560 SH       263560                   9500        0   254060
NEWMONT MINING CORP            COM              651639106     2175    35225 SH       35225                       0        0    35225
NVIDIA CORP                    COM              67066G104     2096   205300 SH       205300                  13000        0   192300
PENN WEST ENERGY TR            TR UNIT          707885109      511    26868 SH       26868                       0        0    26868
PFIZER INC                     COM              717081103      248    17400 SH       17400                       0        0    17400
PICO HLDGS INC                 COM NEW          693366205     3244   108233 SH       108233                   4000        0   104233
POTASH CORP SASK INC           COM              73755L107      319     3700 SH       3700                        0        0     3700
PULTE GROUP INC                COM              745867101     1942   234499 SH       234499                   5000        0   229499
REDWOOD TR INC                 COM              758075402     3209   219200 SH       219200                  15000        0   204200
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      789    32336 SH       32336                       0        0    32336
SATCON TECHNOLOGY CORP         COM              803893106      275    96100 SH       96100                   45000        0    51100
SENECA FOODS CORP NEW          CL A             817070501     4937   153051 SH       153051                  35406        0   117645
SENECA FOODS CORP NEW          CL B             817070105     2727    84056 SH       84056                    4149        0    79907
SUNCOR ENERGY INC NEW          COM              867224107      236     8000 SH       8000                        0        0     8000
TESSERA TECHNOLOGIES INC       COM              88164L100     1363    84900 SH       84900                    9500        0    75400
VISTA GOLD CORP                COM NEW          927926303      487   285663 SH       285663                   9997        0   275666
VULCAN MATLS CO                COM              929160109     1712    39066 SH       39066                       0        0    39066
WAL MART STORES INC            COM              931142103     3019    62812 SH       62812                       0        0    62812